Motley Fool Epic Voyage Fund
Motley Fool Epic Voyage Fund
Investment Objective
The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Motley Fool Epic Voyage Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%	2.00%
Exchange Fee	none	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Motley Fool Epic Voyage Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.79%	4.84%
Total Annual Fund Operating Expenses		1.63%	5.69%
Less: Contractual Expense Limitation	[2]	(0.48%)	(4.74%)
Total Annual Operating Expenses After Expense Limitation		1.15%	0.95%
[1]	"Other Expenses" for the Epic Voyage Fund have been restated to reflect the estimated expenses for the Fund for its current fiscal year. The Epic Voyage Fund is the successor to the Motley Fool Epic Voyage Fund, a series of The Motley Fool Funds Trust (the "Predecessor Epic Voyage Fund") which was reorganized into the Epic Voyage Fund on December 21, 2016.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund's Investor Shares and Institutional Shares expenses through the end of February 2018, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Epic Voyage Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Epic Voyage Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Motley Fool Epic Voyage Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	117	467	841	1,892
Institutional Shares	969	12,729	24,326	52,627

Portfolio Turnover

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Predecessor Epic Voyage Fund’s portfolio turnover rate was 20%.

Principal Investment Strategies

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.

In identifying investments for the Epic Voyage Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the FTSE Global All Cap ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management.

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business.

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

While investing in a particular sector is not a principal investment strategy of the Epic Voyage Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

Principal Investment Risks

The value of the Epic Voyage Fund’s investments may decrease, which will cause the value of the Epic Voyage Fund’s shares to decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 888-863-8803 (toll free).

The Epic Voyage Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Predecessor Epic Voyage Fund in exchange for shares of the Epic Voyage Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Epic Voyage Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Epic Voyage Fund was also advised by the Adviser and had the same investment objective and strategies as the Epic Voyage Fund.

The bar chart shows changes in the performance of the Epic Voyage Fund’s Investor Shares from year to year.

The Fund’s calendar year-to-date total return as of September 30, 2016 was 7.02%.

Best Quarter: 13.35% in the quarter ended March 31, 2012

Worst Quarter: (12.18)% in the quarter ended September 30, 2015

PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2015)

The performance table shows how the Epic Voyage Fund’s Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index, a broad measure of market performance, and the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index, a more narrow measure of market performance.

Average Annual Returns - Motley Fool Epic Voyage Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	[1]	(7.71%)	2.83%	Nov. 01, 2011
Institutional Shares	[2]	(7.62%)	(10.58%)	Jun. 17, 2014
After Taxes on Distributions | Investor Shares	[1]	(7.74%)	2.63%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	[1]	(3.99%)	2.28%
FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses) Investor Class Comparison		(3.48%)	5.12%	Nov. 01, 2011
FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses) Institutional Class Comparison		(3.48%)	(7.87%)	Jun. 17, 2014
FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes) Investor Class Comparison		(13.64%)	(0.89%)	Nov. 01, 2011
FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes) Institutional Class Comparison		(13.64%)	(11.42%)	Jun. 17, 2014
[1]	The Investor Shares of the Predecessor Epic Voyage Fund commenced operations on November 1, 2011.
[2]	The Institutional Shares of the Predecessor Epic Voyage Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Epic Voyage Fund shares immediately after the relevant period.